Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002052568
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Legence Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-42838
Entity Tax Identification Number	33-2905250
Entity Address, Address Line One	1601 Las Plumas Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95133
City Area Code	(833)
Local Phone Number	534-3623
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	LGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false